Defined benefit pension schemes - Maturity (Details) - Pension plans £ in Millions			12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 GBP (£) Y	Dec. 31, 2017 GBP (£) Y
Defined benefit pension schemes
Weighted average duration of the benefit obligations | Y			18.4	18.6
Estimated future obligations	£ 13,690	£ 14,169	£ 13,690	£ 14,169
Total employer contributions expected to be paid in the next year	52	50
Expected to be settled within one year
Defined benefit pension schemes
Estimated future obligations	257	255	257	255
1 to 5 years
Defined benefit pension schemes
Estimated future obligations	1,142	1,108	1,142	1,108
5 years to 10 years
Defined benefit pension schemes
Estimated future obligations	1,593	1,589	1,593	1,589
After 10 years to 15 years
Defined benefit pension schemes
Estimated future obligations	1,641	1,667	1,641	1,667
After 15 years to 20 years
Defined benefit pension schemes
Estimated future obligations	1,631	1,661	1,631	1,661
Over 20 years
Defined benefit pension schemes
Estimated future obligations	£ 7,426	£ 7,889	£ 7,426	£ 7,889